Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
	(000s)		(000s)

INVESTMENTS IN SECURITIES 166.8% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.6%

Alphabet Holding Co., Inc.
5.999% due 09/26/2024		$296	$275
Altice France S.A.
6.484% due 08/14/2026		698	670
Avantor, Inc.
6.249% due 11/21/2024		150	151
Bausch Health Cos., Inc.
5.231% due 11/27/2025		342	339
CenturyLink, Inc.
5.249% due 01/31/2025		347	340
CityCenter Holdings LLC
4.749% due 04/18/2024		678	666
CommScope, Inc.
TBD% due 02/06/2026		300	301
Concordia International Corp.
7.993% due 09/06/2024		13,453	12,750
Diamond Resorts Corp.
6.249% due 09/02/2023 «		7,622	7,222
Dubai World
1.750% - 2.000% due 09/30/2022		17,028	15,921
Envision Healthcare Corp.
6.249% due 10/10/2025		1,297	1,215
Financial & Risk U.S. Holdings, Inc.
4.000% due 10/01/2025	EUR	1,995	2,229
6.249% due 10/01/2025		$2,874	2,793
Forest City Enterprises, L.P.
6.481% due 12/07/2025 «		299	301
FrontDoor, Inc.
5.000% due 08/14/2025 «		70	69
Frontier Communications Corp.
6.250% due 06/15/2024		2,758	2,693
Genworth Holdings, Inc.
6.982% due 03/07/2023 «		50	50
Gray Television, Inc.
4.982% due 01/02/2026		349	346
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(c)		1,730	1,237
TBD% due 01/30/2020		6,946	4,975
Intelsat Jackson Holdings S.A.
6.240% due 11/27/2023		200	197
IRB Holding Corp.
5.739% due 02/05/2025		2,447	2,391
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	100	101
McDermott Technology Americas, Inc.
7.499% due 05/12/2025		$5,149	4,945
Messer Industrie GmbH
TBD% due 03/01/2026		320	314
MH Sub LLC
6.236% due 09/13/2024		266	263
Ministry of Finance of Tanzania
7.741% due 12/10/2019 «		200	201
Multi Color Corp.
4.499% due 10/31/2024 «		39	38
NCI Building Systems, Inc.
6.547% due 04/12/2025 «		129	123
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% due 10/25/2020		17,765	16,548
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(c)		1,882	1,633
Panther BF Aggregator LP
TBD% due 03/18/2026 «		300	297
Parexel International Corp.
5.249% due 09/27/2024		99	95
PetSmart, Inc.
5.490% due 03/11/2022		367	330
Preylock Reitman Santa Cruz Mezz LLC
7.993% due 11/09/2022 «(i)		5,540	5,547
Sequa Mezzanine Holdings LLC
7.776% due 11/28/2021		79	78
11.751% due 04/28/2022 «		32,252	31,607
Starfruit Finco BV
5.740% due 10/01/2025		700	691

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Syniverse Holdings, Inc.
7.484% due 03/09/2023		10,236	9,398
TerraForm Power Operating LLC
4.499% due 11/08/2022 «		99	97
Univision Communications, Inc.
5.249% due 03/15/2024		6,223	5,879
West Corp.
6.629% due 10/10/2024		71	66
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(c)		48	22
4.522% - 10.913% due 05/21/2019 «		10	10
Total Loan Participations and Assignments (Cost $136,814)			135,414

CORPORATE BONDS & NOTES 38.5%

BANKING & FINANCE 16.4%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~(k)		12,900	7,095
Ally Financial, Inc.
8.000% due 11/01/2031		10	13
Ambac Assurance Corp.
5.100% due 06/07/2020		184	260
Ambac LSNI LLC
7.592% due 02/12/2023 •(k)		2,053	2,073
Ardonagh Midco PLC
8.375% due 07/15/2023 (k)	GBP	32,410	36,809
8.625% due 07/15/2023		$400	344
Athene Holding Ltd.
4.125% due 01/12/2028 (k)		126	121
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023 (k)		364	375
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (k)		318	323
5.000% due 04/20/2048 (k)		186	182
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	200	230
Bank of Ireland
7.375% due 06/18/2020 •(g)(h)		1,200	1,418
Barclays Bank PLC
7.625% due 11/21/2022 (h)(k)		$10,100	10,990
Barclays PLC
3.250% due 01/17/2033 (k)	GBP	400	500
3.684% due 01/10/2023 (k)		$200	200
5.875% due 09/15/2024 •(g)(h)	GBP	400	489
6.500% due 09/15/2019 •(g)(h)(k)	EUR	2,300	2,609
7.250% due 03/15/2023 •(g)(h)(k)	GBP	3,200	4,312
7.875% due 09/15/2022 •(g)(h)(k)		1,400	1,909
8.000% due 12/15/2020 •(g)(h)(k)	EUR	2,800	3,387
8.000% due 06/15/2024 •(g)(h)		$1,400	1,433
BNP Paribas S.A.
4.705% due 01/10/2025 •(k)		4,000	4,162
5.198% due 01/10/2030 •(k)		4,000	4,326
7.000% due 08/16/2028 •(g)(h)		300	300
Brookfield Finance, Inc.
3.900% due 01/25/2028 (k)		212	205
4.700% due 09/20/2047 (k)		182	176
Cantor Fitzgerald LP
7.875% due 10/15/2019 (k)		6,540	6,700
CBL & Associates LP
4.600% due 10/15/2024		6	4
5.950% due 12/15/2026		141	104
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(g)(h)	EUR	200	245
Credit Suisse Group AG
7.250% due 09/12/2025 •(g)(h)(k)		$400	402
7.500% due 07/17/2023 •(g)(h)(k)		800	823
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	63	68
Equinix, Inc.
2.875% due 03/15/2024		300	348
2.875% due 02/01/2026		300	348
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (k)		$686	679
6.750% due 03/15/2022 (k)		1,334	1,361
GE Capital European Funding Unlimited Co.
2.625% due 03/15/2023	EUR	53	63
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020 (k)		$400	395
4.418% due 11/15/2035 (k)		340	316
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	28	37
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		$300	308
High Street Funding Trust
4.682% due 02/15/2048 (k)		100	103

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

HSBC Bank PLC
6.330% due 05/23/2023		24,300	25,092
HSBC Holdings PLC
5.875% due 09/28/2026 •(g)(h)	GBP	1,000	1,314
6.000% due 09/29/2023 •(g)(h)	EUR	200	251
6.500% due 03/23/2028 •(g)(h)(k)		$1,220	1,209
Hunt Cos., Inc.
6.250% due 02/15/2026		60	56
iStar, Inc.
4.625% due 09/15/2020		32	32
5.250% due 09/15/2022		45	44
Jefferies Finance LLC
6.875% due 04/15/2022 (k)		700	707
7.250% due 08/15/2024 (k)		200	198
7.500% due 04/15/2021 (k)		2,500	2,550
Kennedy-Wilson, Inc.
5.875% due 04/01/2024 (k)		162	162
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)	GBP	200	261
7.500% due 09/27/2025 •(g)(h)(k)		$1,500	1,523
7.625% due 06/27/2023 •(g)(h)(k)	GBP	1,700	2,346
7.875% due 06/27/2029 •(g)(h)(k)		14,473	20,774
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (k)		$3,800	3,807
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •(k)		600	626
MetLife, Inc.
5.875% due 03/15/2028 •(g)		22	23
Nationstar Mortgage LLC
6.500% due 07/01/2021 (k)		1,932	1,937
Navient Corp.
6.500% due 06/15/2022 (k)		1,784	1,864
Newmark Group, Inc.
6.125% due 11/15/2023 (k)		192	198
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (k)		1,474	1,507
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		10,200	9,978
Preferred Term Securities Ltd.
2.991% (US0003M + 0.380%) due 09/23/2035 ~		354	345
Provident Funding Associates LP
6.375% due 06/15/2025		58	53
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)(k)		5,989	6,116
8.000% due 08/10/2025 •(g)(h)(k)		4,775	5,133
8.625% due 08/15/2021 •(g)(h)(k)		4,520	4,825
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)(h)(k)	GBP	9,200	12,169
7.375% due 06/24/2022 •(g)(h)(k)		1,920	2,581
Societe Generale S.A.
6.750% due 04/06/2028 •(g)(h)		$400	369
7.375% due 10/04/2023 •(g)(h)(k)		1,600	1,589
Springleaf Finance Corp.
5.625% due 03/15/2023 (k)		2,900	2,947
6.125% due 05/15/2022 (k)		1,463	1,522
6.875% due 03/15/2025 (k)		269	278
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	440	577
Tesco Property Finance PLC
6.052% due 10/13/2039 (k)	GBP	3,209	5,139
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$6,426	1,736
TP ICAP PLC
5.250% due 01/26/2024 (k)	GBP	6,198	8,217
UniCredit SpA
7.830% due 12/04/2023 (k)		$12,010	13,385
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (k)		1,470	1,590
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,781	2,566
6.542% due 03/30/2021		2,143	2,935
Voyager Aviation Holdings LLC
8.500% due 08/15/2021 (k)		$9,900	10,225
WeWork Cos., Inc.
7.875% due 05/01/2025 (k)		188	174
			257,475
INDUSTRIALS 16.1%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		53	52
Altice Financing S.A.
5.250% due 02/15/2023 (k)	EUR	10,500	12,119
6.625% due 02/15/2023 (k)		$5,900	6,047
7.500% due 05/15/2026 (k)		7,860	7,801

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Altice France S.A.
5.875% due 02/01/2027	EUR	2,100	2,433
7.375% due 05/01/2026 (k)		$300	295
8.125% due 02/01/2027 (k)		3,400	3,443
Associated Materials LLC
9.000% due 01/01/2024 (k)		16,400	16,195
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (k)		3,600	3,632
Bausch Health Americas, Inc.
8.500% due 01/31/2027		126	134
Bombardier, Inc.
7.875% due 04/15/2027		610	630
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(i)		2,483	2
11.000% due 12/09/2022 ^(c)		5,598	2,939
Charter Communications Operating LLC
4.200% due 03/15/2028 (k)		242	241
Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		57	57
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (k)		7,288	7,479
9.250% due 02/15/2024 (k)		10,002	10,627
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		80	80
CommScope Finance LLC
5.500% due 03/01/2024		236	242
8.250% due 03/01/2027		22	23
Community Health Systems, Inc.
5.125% due 08/01/2021 (k)		7,494	7,405
6.250% due 03/31/2023 (k)		22,365	21,079
8.000% due 03/15/2026		1,074	1,030
8.625% due 01/15/2024 (k)		1,638	1,644
CSC Holdings LLC
6.500% due 02/01/2029		300	320
DAE Funding LLC
5.250% due 11/15/2021 (k)		800	818
5.750% due 11/15/2023 (k)		800	824
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (k)		480	482
10.750% due 09/01/2024 (k)		5,500	5,204
Envision Healthcare Corp.
8.750% due 10/15/2026 (k)		5,765	5,152
Exela Intermediate LLC
10.000% due 07/15/2023 (k)		267	273
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (k)		3,902	3,683
6.875% due 03/01/2026 (k)		4,282	3,988
7.000% due 02/15/2021 (k)		448	456
Fresh Market, Inc.
9.750% due 05/01/2023 (k)		8,520	6,433
Frontier Finance PLC
8.000% due 03/23/2022 (k)	GBP	10,500	13,556
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$790	782
General Electric Co.
3.100% due 01/09/2023 (k)		150	149
5.000% due 01/21/2021 •(g)		785	733
5.550% due 01/05/2026 (k)		644	683
5.875% due 01/14/2038		46	49
6.150% due 08/07/2037 (k)		235	258
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		149	152
Huntsman International LLC
4.500% due 05/01/2029		126	126
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)		12,084	8,640
9.000% due 03/01/2021 ^(c)		20,969	14,888
9.000% due 09/15/2022 ^(c)		4,484	3,206
10.625% due 03/15/2023 ^(c)		8,782	6,279
11.250% due 03/01/2021 ^(c)		3,550	2,521
Intelsat Connect Finance S.A.
9.500% due 02/15/2023 (k)		434	386
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (k)		1,500	1,339
8.000% due 02/15/2024 (k)		295	308
8.500% due 10/15/2024 (k)		3,377	3,301
9.750% due 07/15/2025 (k)		269	274
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(k)		16,240	14,646
8.125% due 06/01/2023 (k)		8,785	6,149
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (k)		318	250
Metinvest BV
8.500% due 04/23/2026 (k)		2,600	2,562
Micron Technology, Inc.
5.327% due 02/06/2029		420	432

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Netflix, Inc.
4.625% due 05/15/2029 (k)	EUR	700	839
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (k)		$1,147	1,093
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		316	321
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (k)		342	341
5.250% due 08/15/2022 (k)		5,329	5,475
5.500% due 02/15/2024 (k)		3,076	3,199
Petroleos Mexicanos
6.500% due 03/13/2027 (k)		430	433
6.750% due 09/21/2047 (k)		120	111
PetSmart, Inc.
5.875% due 06/01/2025 (k)		243	205
Platin GmbH
6.875% due 06/15/2023 (k)	EUR	1,200	1,321
QVC, Inc.
5.950% due 03/15/2043 (k)		$2,100	1,950
Radiate Holdco LLC
6.875% due 02/15/2023 (k)		160	159
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026 (k)	EUR	400	453
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$18	18
Sands China Ltd.
4.600% due 08/08/2023 (k)		600	620
5.125% due 08/08/2025 (k)		600	626
5.400% due 08/08/2028 (k)		4,352	4,574
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	100	109
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$45	43
Starfruit Finco BV
6.500% due 10/01/2026	EUR	100	113
Sunoco LP
4.875% due 01/15/2023 (k)		$128	130
Syngenta Finance NV
4.441% due 04/24/2023 (k)		200	204
4.892% due 04/24/2025 (k)		200	204
5.182% due 04/24/2028 (k)		300	305
T-Mobile USA, Inc.
4.750% due 02/01/2028		47	47
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028 (k)		200	197
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022 (k)	EUR	800	920
Topaz Solar Farms LLC
4.875% due 09/30/2039		$568	557
5.750% due 09/30/2039		2,196	2,277
Transocean Pontus Ltd.
6.125% due 08/01/2025 (k)		380	387
Triumph Group, Inc.
4.875% due 04/01/2021 (k)		227	222
5.250% due 06/01/2022		84	81
United Group BV
4.375% due 07/01/2022	EUR	200	231
4.875% due 07/01/2024		200	230
Univision Communications, Inc.
5.125% due 05/15/2023 (k)		$1,482	1,415
5.125% due 02/15/2025 (k)		1,753	1,641
UPCB Finance Ltd.
3.625% due 06/15/2029 (k)	EUR	430	502
Vale Overseas Ltd.
6.250% due 08/10/2026		$456	498
6.875% due 11/21/2036		155	178
6.875% due 11/10/2039		110	127
ViaSat, Inc.
5.625% due 09/15/2025 (k)		218	210
5.625% due 04/15/2027		157	160
VOC Escrow Ltd.
5.000% due 02/15/2028 (k)		131	128
Wind Tre SpA
2.625% due 01/20/2023 (k)	EUR	400	436
2.750% due 01/20/2024 •(k)		400	427
3.125% due 01/20/2025		200	212
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (k)		$204	201
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		50	51
5.750% due 04/01/2027 (k)		2,340	2,330
Wynn Macau Ltd.
4.875% due 10/01/2024 (k)		300	293

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

5.500% due 10/01/2027 (k)		300	288
			252,029
UTILITIES 6.0%

AT&T, Inc.
4.900% due 08/15/2037 (k)		836	847
Frontier Communications Corp.
8.000% due 04/01/2027		316	327
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		2,000	2,006
6.000% due 11/27/2023 (k)		25,400	26,921
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (k)		1,783	1,762
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (k)		10,020	9,594
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)(k)		858	766
2.950% due 03/01/2026 ^(c)(k)		996	876
3.250% due 09/15/2021 ^(c)		171	157
3.250% due 06/15/2023 ^(c)		593	535
3.300% due 03/15/2027 ^(c)		1,689	1,486
3.300% due 12/01/2027 ^(c)(k)		3,390	2,975
3.400% due 08/15/2024 ^(c)(k)		727	658
3.500% due 10/01/2020 ^(c)		831	769
3.500% due 06/15/2025 ^(c)(k)		1,278	1,144
3.750% due 02/15/2024 ^(c)(k)		564	516
3.750% due 08/15/2042 ^(c)		58	46
3.850% due 11/15/2023 ^(c)(k)		89	81
4.000% due 12/01/2046 ^(c)		4	3
4.250% due 05/15/2021 ^(c)		573	537
4.250% due 08/01/2023 ^(c)(k)		1,210	1,131
4.300% due 03/15/2045 ^(c)		233	195
4.500% due 12/15/2041 ^(c)		534	461
4.600% due 06/15/2043 ^(c)		44	38
4.650% due 08/01/2028 ^(c)		2,633	2,435
4.750% due 02/15/2044 ^(c)		2,890	2,543
5.125% due 11/15/2043 ^(c)		3,335	3,033
5.400% due 01/15/2040 ^(c)		46	44
5.800% due 03/01/2037 ^(c)		8,885	8,663
6.050% due 03/01/2034 ^(c)		4,823	4,811
6.250% due 03/01/2039 ^(c)		1,776	1,785
6.350% due 02/15/2038 ^(c)		734	741
Petrobras Global Finance BV
5.750% due 02/01/2029		678	673
5.999% due 01/27/2028		182	185
6.250% due 12/14/2026 (k)	GBP	1,500	2,153
6.625% due 01/16/2034 (k)		700	993
6.850% due 06/05/2115 (k)		$560	544
7.375% due 01/17/2027 (k)		1,648	1,822
Rio Oil Finance Trust
8.200% due 04/06/2028 (k)		330	358
9.250% due 07/06/2024 (k)		4,984	5,444
9.750% due 01/06/2027 (k)		2,384	2,670
Southern California Edison Co.
3.650% due 03/01/2028		21	21
5.750% due 04/01/2035		32	36
6.000% due 01/15/2034		6	7
6.650% due 04/01/2029 (k)		64	70
Sprint Communications, Inc.
6.000% due 11/15/2022		75	76
Transocean Poseidon Ltd.
6.875% due 02/01/2027		320	334
			93,272
Total Corporate Bonds & Notes (Cost $596,335)			602,776

CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Caesars Entertainment Corp.
5.000% due 10/01/2024		4,394	6,257
Total Convertible Bonds & Notes (Cost $8,201)			6,257

MUNICIPAL BONDS & NOTES 0.5%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	480
7.750% due 01/01/2042		760	946
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	76
7.350% due 07/01/2035		50	57

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		580	570
			2,129
TEXAS 0.0%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		100	102

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		95,900	6,027
Total Municipal Bonds & Notes (Cost $7,761)			8,258

U.S. GOVERNMENT AGENCIES 4.1%

Fannie Mae
3.435% due 07/25/2041 •(a)		4,324	640
3.585% due 10/25/2040 •(a)(k)		6,351	744
3.865% due 12/25/2037 •(a)		207	24
4.035% due 09/25/2037 •(a)(k)		767	124
4.165% due 11/25/2036 •(a)		118	15
4.235% due 06/25/2037 •(a)		528	72
4.495% due 03/25/2038 •(a)		1,684	299
4.510% due 02/25/2038 (k)		1,092	209
4.615% due 06/25/2023 •(a)(k)		1,142	86
6.036% due 07/25/2029 •		1,830	1,968
6.783% due 01/25/2041 •(k)		5,985	7,241
8.236% due 07/25/2029 •		2,460	2,886
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(f)(k)		42,067	27,389
0.100% due 02/25/2046 - 11/25/2050 (a)		519,530	2,081
0.200% due 04/25/2045 (a)		1,675	0
2.011% due 11/25/2045 ~(a)		23,213	3,326
3.844% due 04/25/2025 ~		2,680	2,460
3.926% due 05/15/2037 •(a)		156	18
3.986% due 07/15/2036 •(a)		2,213	349
4.096% due 09/15/2036 •(a)(k)		807	132
4.216% due 04/15/2036 •(a)		1,007	109
5.296% due 09/15/2036 •(a)(k)		1,315	268
7.082% due 09/15/2041 •		602	793
7.636% due 10/25/2029 •		4,500	5,098
10.666% due 09/15/2034 •		88	94
11.486% due 03/25/2029 •		2,095	2,528
12.986% due 10/25/2028 •		498	670
13.236% due 03/25/2025 •		3,195	4,281
Total U.S. Government Agencies (Cost $60,030)			63,904

NON-AGENCY MORTGAGE-BACKED SECURITIES 62.1%

Alba PLC
1.105% due 12/15/2038 •	GBP	8,113	9,405
American Home Mortgage Assets Trust
2.776% due 08/25/2037 ^•(k)		$11,104	10,140
3.026% due 11/25/2035 •(k)		1,738	1,675
American Home Mortgage Investment Trust
3.086% due 09/25/2045 •(k)		5,639	5,419
3.386% due 02/25/2044 •(k)		9,739	8,038
Banc of America Alternative Loan Trust
2.886% due 05/25/2035 ^•		671	560
6.000% due 06/25/2037		233	215
6.000% due 06/25/2046		100	94
Banc of America Funding Trust
0.000% due 06/26/2035 ~(k)		7,018	7,012
2.698% due 04/20/2047 ^•(k)		11,183	10,084
2.701% due 08/25/2047 ^~		5,177	4,125
2.938% due 02/20/2035 •(k)		4,612	4,527
4.205% due 01/20/2047 ^~		190	183
4.311% due 03/20/2036 ^~		1,336	1,191
4.462% due 01/25/2035 ~		312	310
6.119% due 07/26/2036 ~		12,091	5,972
Banc of America Mortgage Trust
4.615% due 01/25/2036 ~		547	524
4.747% due 10/20/2046 ^~		178	119
Bancaja Fondo de Titulizacion de Activos
0.000% due 10/25/2037 •	EUR	1,753	1,944
Barclays Commercial Mortgage Securities Trust
7.484% due 08/15/2027 •		$9,900	9,836
Bayview Commercial Asset Trust
2.916% due 08/25/2034 •		105	104
BCAP LLC Trust
3.740% due 04/26/2037 ~(k)		11,853	10,255
4.099% due 02/26/2036 ~		5,846	4,578
4.220% due 11/26/2035 ~(k)		5,882	5,704
4.317% due 07/26/2045 ~(k)		7,018	6,364

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

4.346% due 06/26/2036 ~		4,961	4,477
4.398% due 07/26/2035 ~		1,255	1,244
4.751% due 10/26/2035 ~		4,530	4,396
5.142% due 03/26/2035 ~(k)		4,850	4,760
5.500% due 12/26/2035 ~(k)		5,767	4,659
6.000% due 08/26/2037 ~		3,121	2,732
Bear Stearns Adjustable Rate Mortgage Trust
3.920% due 06/25/2047 ^~(k)		3,143	2,914
Bear Stearns ALT-A Trust
2.686% due 02/25/2034 •(k)		5,607	5,072
3.994% due 11/25/2035 ^~		16,192	12,981
4.187% due 09/25/2035 ^~(k)		8,355	5,781
BRAD Resecuritization Trust
2.188% due 03/12/2021 «		20,524	696
6.550% due 03/12/2021 «		3,837	3,842
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		63	40
CD Mortgage Trust
5.688% due 10/15/2048		8,505	4,971
Chase Mortgage Finance Trust
4.011% due 03/25/2037 ^~(k)		2,360	2,309
4.075% due 01/25/2036 ^~		8,876	8,147
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~		408	234
Citigroup Mortgage Loan Trust
4.273% due 09/25/2037 ^~		5,848	5,649
4.342% due 10/25/2035 ^~		2,550	2,555
4.431% due 02/25/2036 ~		9,113	8,431
4.980% due 03/25/2036 ^•		320	320
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~(k)		8,211	5,358
Countrywide Alternative Loan Trust
0.795% due 12/25/2035 ~(a)		12,879	464
1.653% due 12/25/2035 ~(a)		7,736	437
2.676% due 09/25/2046 ^•(k)		11,719	10,650
2.736% due 06/25/2037 •		13,665	9,847
3.216% due 11/25/2035 •(k)		15,170	15,235
3.966% due 06/25/2037 ^~		185	156
4.665% due 07/25/2036 •(a)		10,708	3,027
5.500% due 02/25/2020		34	34
5.500% due 07/25/2035 ^		1,410	1,186
5.500% due 11/25/2035 ^		644	568
5.500% due 01/25/2036 ^		126	126
5.500% due 04/25/2037 ^(k)		2,496	1,974
5.750% due 01/25/2036		217	174
5.750% due 01/25/2037 ^		7,792	6,794
5.750% due 04/25/2037 ^(k)		2,154	2,118
6.000% due 08/01/2036 ^		366	309
6.000% due 11/25/2036 ^		359	307
6.000% due 12/25/2036		203	137
6.000% due 01/25/2037 ^		1,566	1,435
6.000% due 02/25/2037 ^		1,091	707
6.000% due 03/25/2037 ^		13,160	8,123
6.000% due 04/25/2037 ^		6,183	4,203
6.000% due 07/25/2037 ^		627	614
6.000% due 09/25/2037		9,601	6,024
24.087% due 05/25/2037 ^•		1,009	1,724
Countrywide Home Loan Mortgage Pass-Through Trust
2.826% due 03/25/2036 •		1,428	574
3.086% due 03/25/2035 •		223	208
3.851% due 11/20/2035 ~(k)		12,231	11,235
4.045% due 06/25/2047 ^~(k)		4,894	4,659
4.356% due 03/25/2046 ^•		8,484	5,509
5.000% due 11/25/2035 ^		46	38
5.500% due 12/25/2034		120	117
5.500% due 11/25/2035 ^		56	49
6.000% due 07/25/2037 ^		240	196
6.000% due 08/25/2037 ^		2	2
6.000% due 08/25/2037 (k)		5,406	4,288
Credit Suisse Mortgage Capital Certificates
2.613% due 02/27/2047 ~(k)		48,098	29,235
3.943% due 07/26/2037 ~(k)		11,743	10,977
3.988% due 06/25/2036 ~(k)		8,786	8,610
4.153% due 04/26/2035 ~(k)		14,423	14,125
7.000% due 08/26/2036		14,707	6,389
7.000% due 08/27/2036		3,637	2,101
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 Ø		7,186	4,773
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036 ^(k)		11,885	5,926
Debussy DTC PLC
5.930% due 07/12/2025	GBP	20,825	27,096
8.250% due 07/12/2025		5,000	6,447
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.000% due 10/25/2021 ^		$335	295

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	329	364
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	2,664
1.843% (BP0003M + 1.000%) due 06/13/2045 ~		6,651	8,150
2.093% (BP0003M + 1.250%) due 06/13/2045 ~		6,905	8,313
2.593% (BP0003M + 1.750%) due 06/13/2045 ~		4,258	5,066
4.343% (BP0003M + 3.500%) due 06/13/2045 ~		1,523	1,909
First Horizon Alternative Mortgage Securities Trust
4.280% due 08/25/2035 ^~		$1,293	260
4.615% due 11/25/2036 •(a)		1,130	304
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		444	345
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049 •	EUR	1,325	1,414
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •		5,447	5,357
GCCFC Commercial Mortgage Trust
5.371% due 03/10/2039 ~		$410	191
GreenPoint Mortgage Funding Trust
2.686% due 12/25/2046 ^•(k)		4,555	4,194
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	9,640	9,910
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		$10,000	9,260
4.591% due 10/10/2032 ~(k)		2,800	2,474
GSR Mortgage Loan Trust
4.577% due 11/25/2035 ~		192	155
6.500% due 08/25/2036 ^•		876	583
HarborView Mortgage Loan Trust
2.722% due 03/19/2036 ^•(k)		15,917	14,812
2.982% due 01/19/2036 •		7,413	5,898
3.138% due 06/20/2035 •		9,315	9,214
3.388% due 06/20/2035 •		2,150	2,121
Hipocat FTA
0.000% due 10/24/2039 •	EUR	5,080	5,571
0.000% due 01/15/2050 •		6,280	6,579
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •		1,879	1,908
Impac CMB Trust
3.206% due 10/25/2034 •		$231	226
Impac Secured Assets Trust
2.596% due 05/25/2037 ^•		8	7
IndyMac Mortgage Loan Trust
2.686% due 11/25/2046 •(k)		6,514	5,968
2.736% due 02/25/2037 •		3,971	3,096
2.786% due 07/25/2036 •		547	445
3.587% due 03/25/2037 ~		33	31
3.790% due 06/25/2037 ^~(k)		4,420	3,744
3.900% due 02/25/2035 ~		345	329
JPMorgan Alternative Loan Trust
2.686% due 06/25/2037 •(k)		31,777	17,744
4.060% due 11/25/2036 ^~(k)		1,212	1,157
5.960% due 12/25/2036 ^Ø		8,766	8,175
JPMorgan Chase Commercial Mortgage Securities Trust
2.066% due 06/15/2045 ~(a)(k)		42,425	1,384
5.585% due 01/12/2043 ~		1,235	1,234
JPMorgan Mortgage Trust
4.112% due 10/25/2036 ~		876	779
4.114% due 06/25/2037 ^~(k)		4,284	4,024
Lavender Trust
5.500% due 09/26/2035 ~		4,479	4,310
6.000% due 11/26/2036 (k)		12,884	12,805
LB-UBS Commercial Mortgage Trust
0.330% due 02/15/2040 ~(a)		6,597	1
5.778% due 02/15/2040 ~		1,054	1,055
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		61	57
6.000% due 08/25/2036 ^(k)		1,012	963
6.000% due 09/25/2036 ^		627	541
6.500% due 09/25/2037 ^		3,853	2,281
7.250% due 09/25/2037 ^(k)		31,657	13,490
Lehman XS Trust
2.766% due 07/25/2037 •(k)		21,165	14,979
2.986% due 07/25/2047 •(k)		3,198	2,436
MASTR Adjustable Rate Mortgages Trust
2.686% due 05/25/2047 •(k)		17,658	18,751
3.166% due 05/25/2047 ^•		4,308	4,499
MASTR Alternative Loan Trust
2.836% due 03/25/2036 •		20,473	4,054
2.886% due 03/25/2036 ^•		27,061	5,444
Merrill Lynch Mortgage Investors Trust
3.974% due 05/25/2036 ~		5,722	5,531
Morgan Stanley Capital Trust
6.118% due 06/11/2049 ~		662	666

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Morgan Stanley Re-REMIC Trust
4.430% due 07/26/2035 ~(k)		25,565	25,440
4.483% due 09/26/2035 ~		3,446	3,526
5.083% due 01/26/2035 ~(k)		7,209	7,171
5.083% due 02/26/2037 ~(k)		4,123	4,231
6.000% due 04/26/2036 (k)		7,969	8,783
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		2,166	2,008
Motel 6 Trust
9.410% due 08/15/2019 •(k)		17,314	17,600
Natixis Commercial Mortgage Securities Trust
4.734% due 11/15/2034 •		985	972
5.484% due 11/15/2034 •		1,280	1,267
6.484% due 11/15/2034 •		555	546
Newgate Funding PLC
0.941% due 12/15/2050 •	EUR	1,786	1,917
1.045% due 12/15/2050 •	GBP	1,561	1,857
1.191% due 12/15/2050 •	EUR	3,410	3,626
2.095% due 12/15/2050 •	GBP	2,696	3,368
Nomura Resecuritization Trust
17.294% due 09/26/2035 ~		$3,968	3,756
NovaStar Mortgage Funding Trust
2.866% due 09/25/2046 •		488	451
RBSSP Resecuritization Trust
4.433% due 07/26/2045 ~(k)		20,150	20,345
4.448% due 05/26/2037 ~(k)		5,872	5,169
6.000% due 03/26/2036 ^		6,470	5,260
Residential Accredit Loans, Inc. Trust
2.666% due 07/25/2036 ^•		10,246	6,502
2.676% due 05/25/2037 •(k)		15,042	14,372
3.397% due 01/25/2046 ^•		5,562	5,173
5.739% due 01/25/2036 ~		600	535
6.000% due 08/25/2035 ^		783	739
6.000% due 06/25/2036		314	286
6.000% due 09/25/2036 ^		4,826	3,295
7.000% due 10/25/2037 (k)		9,410	8,255
Residential Asset Securitization Trust
5.500% due 07/25/2035		831	705
6.250% due 08/25/2037 ^		4,194	1,755
Residential Funding Mortgage Securities, Inc. Trust
5.357% due 08/25/2036 ^~(k)		1,472	1,293
5.850% due 11/25/2035 ^		148	143
6.000% due 04/25/2037 ^		1,276	1,187
Rite Aid Pass-Through Certificates
6.784% due 01/02/2021 ~		8,431	8,704
RiverView HECM Trust
3.160% due 05/25/2047 «•(k)		7,275	6,643
Sequoia Mortgage Trust
2.858% due 07/20/2036 •		2,049	1,167
3.688% due 10/20/2027 •(k)		943	912
Structured Adjustable Rate Mortgage Loan Trust
4.153% due 02/25/2037 ^~		11,736	10,139
4.159% due 08/25/2036 ~		3,303	1,499
4.166% due 04/25/2047 ~(k)		1,960	1,484
Structured Asset Mortgage Investments Trust
2.676% due 07/25/2046 ^•(k)		15,483	12,876
2.826% due 03/25/2037 ^•		862	489
4.163% due 02/25/2036 ~		4,816	4,581
SunTrust Alternative Loan Trust
4.665% due 04/25/2036 ^•(a)		4,709	1,343
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (k)		20,139	10,319
THEAT EXTENSION FEE
4.190% due 12/15/2024 «	GBP	353	0
Theatre Hospitals PLC
3.928% due 10/15/2031 •		5,526	6,734
3.928% due 10/15/2031 •(k)		11,211	13,609
4.563% due 10/15/2031 •		786	943
WaMu Mortgage Pass-Through Certificates Trust
2.375% due 07/25/2047 ^•(k)		$701	581
2.906% due 06/25/2044 •		227	223
3.147% due 06/25/2047 ^•		4,266	1,746
3.207% due 07/25/2047 •(k)		20,623	18,608
3.277% due 10/25/2046 ^•		426	403
3.874% due 02/25/2037 ^~		250	241
3.962% due 03/25/2037 ^~(k)		4,000	3,859
Washington Mutual Mortgage Pass-Through Certificates Trust
2.726% due 01/25/2047 ^•(k)		11,315	10,231
3.086% due 07/25/2036 ^•		6,535	4,482
6.000% due 04/25/2037 ^		3,331	3,255
Wells Fargo Alternative Loan Trust
4.588% due 07/25/2037 ^~		3,376	3,158
5.750% due 07/25/2037 ^		352	331
Wells Fargo Mortgage Loan Trust
5.170% due 04/27/2036 ~(k)		14,396	13,617

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		142	142
6.000% due 09/25/2036 ^		277	269
6.000% due 04/25/2037 ^		1,020	1,020
6.000% due 06/25/2037 ^		209	211
Total Non-Agency Mortgage-Backed Securities (Cost $816,997)			971,742

ASSET-BACKED SECURITIES 39.2%

ACE Securities Corp. Home Equity Loan Trust
3.446% due 08/25/2035 •		5,805	2,468
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.586% due 09/25/2034 •(k)		740	728
Airspeed Ltd.
2.754% due 06/15/2032 •		1,669	1,619
Asset-Backed Funding Certificates Trust
3.536% due 03/25/2034 ^•		1,095	1,020
Bear Stearns Asset-Backed Securities Trust
3.036% due 06/25/2036 •(k)		8,846	8,797
3.860% due 10/25/2036 ~		4,518	3,187
BSPRT Issuer Ltd.
6.530% due 06/15/2027		4,034	4,044
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •(k)		17,257	11,517
2.706% due 12/25/2036 •(k)		9,948	4,997
3.186% due 11/25/2046 •		2,100	1,607
4.924% due 03/25/2036 ^Ø		2,084	1,398
5.852% due 05/25/2036 ^Ø		490	279
Citigroup Mortgage Loan Trust, Inc.
2.746% due 03/25/2037 •(k)		22,148	20,057
Conseco Finance Corp.
7.060% due 02/01/2031 ~		4,309	4,245
7.500% due 03/01/2030 ~(k)		7,923	5,433
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 ~		8,365	7,749
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	2,862
3.600% due 11/27/2028		1,197	1,347
4.500% due 11/27/2028		1,047	1,178
6.200% due 11/27/2028		1,296	1,458
Coronado CDO Ltd.
4.115% due 09/04/2038 •		$11,700	7,740
6.000% due 09/04/2038		1,800	1,416
Countrywide Asset-Backed Certificates
2.616% due 12/25/2036 ^•(k)		13,464	12,504
2.656% due 06/25/2047 •(k)		2,496	2,483
2.686% due 06/25/2037 ^•(k)		9,033	8,198
2.686% due 06/25/2047 ^•(k)		22,701	20,063
2.746% due 01/25/2046 ^•		34,743	16,760
2.906% due 06/25/2036 ^•(k)		8,000	7,442
4.470% due 02/25/2036 ~		53	54
4.756% due 07/25/2036 ~		103	104
Countrywide Asset-Backed Certificates Trust
2.726% due 03/25/2047 ^•		7,655	6,851
3.216% due 04/25/2036 ^•(k)		21,300	20,991
3.836% due 11/25/2035 •		3,633	497
5.859% due 10/25/2046 ^~		2,540	2,377
Countrywide Asset-Backed Certificates, Inc.
3.286% due 03/25/2033 •		12	12
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034 ~		87	88
Crecera Americas LLC
5.563% due 08/31/2020 •		22,300	22,352
Credit-Based Asset Servicing & Securitization CBO Corp.
2.858% due 09/06/2041 •		27,723	2,717
Credit-Based Asset Servicing & Securitization LLC
6.250% due 10/25/2036 Ø(k)		10,274	10,525
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(k)		4,036	3,655
ECAF Ltd.
4.947% due 06/15/2040 (k)		2,369	2,386
EMC Mortgage Loan Trust
3.426% due 04/25/2042 •(k)		2,629	2,605
5.861% due 04/25/2042 •		2,813	2,509
First Franklin Mortgage Loan Trust
2.956% due 11/25/2036 •(k)		5,000	4,444
2.986% due 12/25/2035 •(k)		23,487	22,041
Glacier Funding CDO Ltd.
3.008% due 08/04/2035 •		10,274	2,568
GMAC Mortgage Corp. Home Equity Loan Trust
6.749% due 12/25/2037 Ø		2,960	2,981
GSAMP Trust
4.361% due 06/25/2034 •		1,311	1,262
Hout Bay Corp.
2.732% due 07/05/2041 •		34,660	9,809

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Hyundai Auto Receivables Trust
1.000% due 12/15/2022 «		7,500	6,075
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.572% due 12/25/2031 ^Ø		602	229
JPMorgan Mortgage Acquisition Corp.
3.106% due 12/25/2035 •(k)		16,459	15,953
KGS-Alpha SBA COOF Trust
1.052% due 04/25/2038 «~(a)		2,003	49
Lehman XS Trust
6.170% due 06/24/2046 Ø		2,283	2,261
Long Beach Mortgage Loan Trust
2.680% due 02/25/2036 •(k)		10,363	8,460
3.006% due 08/25/2045 •(k)		28,547	27,750
3.191% due 11/25/2035 •(k)		16,674	13,247
3.536% due 02/25/2034 •		130	130
3.536% due 06/25/2035 •(k)		32,300	32,125
MASTR Asset-Backed Securities Trust
2.636% due 03/25/2036 •(k)		8,349	5,949
3.056% due 01/25/2036 •		400	393
Mid-State Capital Corp. Trust
6.742% due 10/15/2040 (k)		5,394	6,066
Morgan Stanley ABS Capital, Inc. Trust
2.586% due 11/25/2036 •		1,729	1,176
2.816% due 02/25/2037 •(k)		6,011	3,723
3.521% due 01/25/2035 •		1,967	866
Morgan Stanley Home Equity Loan Trust
2.716% due 04/25/2037 •(k)		30,496	19,941
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		37,800	16,746
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~		2,976	3,155
8.490% due 10/15/2030 ^		1,235	454
Ocean Trails CLO
7.788% due 08/13/2025 •		1,500	1,508
Option One Mortgage Loan Trust
2.846% due 01/25/2036 •(k)		20,000	17,983
Popular ABS Mortgage Pass-Through Trust
3.736% due 08/25/2035 •(k)		3,663	3,748
Residential Asset Mortgage Products Trust
3.461% due 04/25/2034 •(k)		4,495	4,412
Residential Asset Securities Corp. Trust
2.726% due 08/25/2036 •(k)		11,000	8,571
Saxon Asset Securities Trust
2.936% due 11/25/2037 •(k)		13,000	12,507
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(f)		11	9,726
SLM Student Loan Trust
0.000% due 01/25/2042 «(f)		9	6,174
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		3	2,626
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(f)		80	922
0.000% due 01/25/2039 (f)		9,180	3,514
0.000% due 05/25/2040 (f)		9,300	4,398
0.000% due 07/25/2040 «(f)		47	2,531
0.000% due 09/25/2040 (f)		4,003	2,596
Soloso CDO Ltd.
3.115% due 10/07/2037 •		4,800	4,008
Soundview Home Loan Trust
2.766% due 06/25/2037 •(k)		8,465	6,034
2.986% due 03/25/2036 •(k)		16,905	16,223
South Coast Funding Ltd.
3.055% due 01/06/2041 •		154,487	43,555
Structured Asset Securities Corp.
8.486% due 05/25/2032 ^•		7,132	5,904
Symphony CLO Ltd.
7.397% due 07/14/2026 •(k)		4,400	4,166
Tropic CDO Ltd.
3.107% due 07/15/2036 •		4,377	3,951
Total Asset-Backed Securities (Cost $580,468)			613,229

SOVEREIGN ISSUES 4.4%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	361
3.380% due 12/31/2038 Ø(k)		13,491	8,635
3.875% due 01/15/2022 (k)		3,000	2,870
5.250% due 01/15/2028		300	250
6.250% due 11/09/2047		100	81
7.820% due 12/31/2033 (k)		17,345	16,993
7.820% due 12/31/2033		405	391
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	2,300	53
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		146,454	3,283
49.153% (BADLARPP) due 10/04/2022 ~		138	5
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		119,202	3,067

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Autonomous City of Buenos Aires Argentina
0.000% due 03/29/2024 •		682,842	14,081
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	61
4.950% due 02/11/2020		50	58
Export-Credit Bank of Turkey
8.250% due 01/24/2024		$600	585
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	100	116
Peru Government International Bond
5.700% due 08/12/2024	PEN	180	58
5.940% due 02/12/2029		5,291	1,679
6.350% due 08/12/2028		7,886	2,574
6.950% due 08/12/2031		840	285
Turkey Government International Bond
3.250% due 06/14/2025	EUR	300	305
4.625% due 03/31/2025		4,900	5,354
5.200% due 02/16/2026		1,500	1,663
7.625% due 04/26/2029 (k)		$6,400	6,354
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		590	175
8.250% due 10/13/2024 ^(c)		136	41
9.250% due 09/15/2027 ^(c)		734	235
Total Sovereign Issues (Cost $88,342)			69,613

		SHARES

COMMON STOCKS 1.2%

CONSUMER DISCRETIONARY 0.7%

Caesars Entertainment Corp. (d)		1,283,486	11,153
Desarrolladora Homex S.A.B. de C.V. (d)		719,113	6
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		95,515	7
			11,166
ENERGY 0.1%

Dommo Energia S.A. «(d)(i)		12,400,609	1,917
Dommo Energia S.A. SP - ADR «(d)		2,627	53
			1,970
FINANCIALS 0.1%

Ardonagh Group Ltd. «(i)		662,196	1,013

UTILITIES 0.3%

Eneva S.A. (i)		27,648	131
Eneva S.A. (d)(i)		10,054	48
TexGen Power LLC «		130,864	5,136
			5,315
Total Common Stocks (Cost $30,751)			19,464

PREFERRED SECURITIES 1.4%

BANKING & FINANCE 1.4%

Nationwide Building Society
10.250% ~		115,107	21,813
Total Preferred Securities (Cost $23,834)			21,813

REAL ESTATE INVESTMENT TRUSTS 0.8%

REAL ESTATE 0.8%

VICI Properties, Inc.		594,589	13,010

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $7,462)			13,010

SHORT-TERM INSTRUMENTS 5.6%

REPURCHASE AGREEMENTS (j) 4.4%
			68,159

		PRINCIPAL
		AMOUNT
		(000s)

ARGENTINA TREASURY BILLS 0.2%

45.006% due 04/12/2019 - 06/28/2019 (e)(f)	ARS	112,406	2,931

U.S. TREASURY BILLS 1.0%

2.439% due 04/11/2019 - 06/20/2019 (e)(f)(m)(o)		$16,077	16,016
Total Short-Term Instruments (Cost $87,460)			87,106
Total Investments in Securities (Cost $2,444,455)			2,612,586
Total Investments 166.8% (Cost $2,444,455)			$2,612,586
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $(30,934))			(7,793)
Other Assets and Liabilities, net (66.3)%			(1,038,939)
Net Assets 100.0%			$1,565,854

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	RESTRICTED SECURITIES:

				Market Value
	Acquisition		Market	as Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Ardonagh Group Ltd.	04/02/2015	$982	$1,013	0.06%
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	1	2	1.30
Dommo Energia S.A.	12/21/2017 - 12/26/2017	322	1,917	0.12
Eneva S.A.	12/21/2017- 03/25/2019	175	179	0.01
Pinnacol Assurance 8.625% 06/25/2034	06/23/2014	10,200	9,978	0.64
Preylock Reitman Santa Cruz Mezz LLC 7.993% due 11/09/2022	04/09/2018	5,540	5,547	0.35
		$17,220	$18,636	2.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
DEU	2.350%	03/29/2019	04/01/2019	$6,300	U.S. Treasury Notes 2.875% due 07/31/2025	$(6,461)	$6,300	$6,302
FICC	2.000	03/29/2019	04/01/2019	759	U.S. Treasury Notes 1.125% due 06/30/2021	(778)	759	759
IND	2.700	03/29/2019	04/01/2019	40,600	U.S. Treasury Notes 2.500% due 05/15/2024	(41,441)	40,600	40,609
SGY	3.000	03/29/2019	04/01/2019	20,500	U.S. Treasury Notes 2.750% due 06/30/2025	(20,894)	20,500	20,505
Total Repurchase Agreements						$(69,574)	$68,159	$68,175

REVERSE REPURCHASE AGREEMENTS:

						Payable for
						Reverse
					Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Borrowed(2)	Agreements
BOS	3.545%	01/07/2019	04/08/2019		$(2,417)	$(2,437)
	3.695	01/07/2019	04/08/2019		(10,029)	(10,115)
	3.795	01/07/2019	04/08/2019		(2,556)	(2,579)
	3.845	01/07/2019	04/08/2019		(3,991)	(4,027)
BPS	0.950	03/08/2019	04/08/2019	GBP	(2,006)	(2,614)
	1.000	03/07/2019	04/08/2019		(645)	(841)
	1.100	02/28/2019	05/28/2019		(1,629)	(2,124)
	2.930	03/11/2019	06/11/2019		$(1,110)	(1,112)
	3.180	03/19/2019	06/19/2019		(12,750)	(12,765)
	3.330	03/01/2019	06/03/2019		(624)	(626)
	3.400	01/11/2019	04/11/2019		(2,428)	(2,446)
	3.608	03/05/2019	03/05/2020		(64,020)	(64,193)
	3.625	03/19/2019	06/19/2019		(18,403)	(18,427)
	3.800	01/11/2019	04/11/2019		(2,291)	(2,310)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

	3.847	12/14/2018	TBD(3)		(24,480)	(24,527)
BRC	(0.500)	03/06/2019	TBD(3)	GBP	(2,358)	(3,070)
	2.600	12/24/2018	TBD(3)		$(4,464)	(4,496)
	3.150	01/03/2019	04/03/2019		(2,418)	(2,437)
	3.200	12/24/2018	TBD(3)		(25,594)	(25,817)
	3.430	03/14/2019	06/14/2019		(4,350)	(4,357)
	3.613	03/21/2019	06/21/2019		(11,880)	(11,893)
	3.683	02/20/2019	05/20/2019		(8,757)	(8,793)
	3.765	01/25/2019	04/25/2019		(10,269)	(10,340)
	4.609	06/27/2017	TBD(3)		(27,448)	(27,466)
	4.609	01/05/2018	06/27/2019		(4,046)	(4,049)
	4.795	04/13/2018	07/05/2019		(1,792)	(1,813)
CFR	(0.250)	03/22/2019	06/20/2019	EUR	(367)	(412)
CIW	2.800	03/14/2019	04/12/2019		$(7,947)	(7,958)
DBL	3.494	01/31/2019	01/31/2020		(38,472)	(38,696)
FOB	2.750	03/07/2019	04/08/2019		(12,188)	(12,211)
IND	3.430	02/20/2019	05/20/2019		(2,044)	(2,052)
JML	(0.320)	02/13/2019	05/14/2019	EUR	(9,260)	(10,383)
	(0.300)	02/13/2019	05/14/2019		(917)	(1,029)
	(0.200)	01/22/2019	04/24/2019		(991)	(1,112)
	0.900	01/18/2019	04/18/2019	GBP	(3,202)	(4,178)
	0.900	01/22/2019	04/24/2019		(6,793)	(8,863)
	0.900	02/13/2019	05/14/2019		(961)	(1,253)
	0.900	03/05/2019	06/05/2019		(1,378)	(1,795)
	0.950	02/13/2019	05/14/2019		(5,339)	(6,962)
	0.950	03/05/2019	06/05/2019		(31,814)	(41,466)
	0.950	03/22/2019	04/23/2019		(198)	(257)
	1.050	03/18/2019	06/18/2019		(3,281)	(4,275)
MEI	2.900	03/18/2019	04/18/2019		$(5,692)	(5,698)
MSB	3.929	08/29/2018	08/29/2019		(65,890)	(66,120)
	3.939	08/27/2018	08/27/2019		(42,263)	(42,416)
	4.083	02/05/2019	02/05/2020		(12,609)	(12,688)
	4.086	05/01/2018	05/01/2019		(39,908)	(40,175)
NOM	3.050	03/13/2019	04/15/2019		(2,647)	(2,651)
	3.050	03/14/2019	04/16/2019		(13,435)	(13,455)
	3.150	02/26/2019	04/26/2019		(889)	(892)
	3.210	02/19/2019	04/22/2019		(3,324)	(3,336)
	4.763	08/04/2017	TBD(3)		(21,953)	(22,110)
RBC	3.640	10/12/2018	04/12/2019		(17,173)	(17,470)
	4.005	11/15/2018	05/15/2019		(3,303)	(3,353)
RCY	3.300	03/18/2019	06/18/2019		(5,638)	(5,638)
	3.300	03/19/2019	06/19/2019		(537)	(538)
RDR	2.820	03/19/2019	06/19/2019		(949)	(950)
	3.050	01/04/2019	04/04/2019		(1,479)	(1,490)
	3.050	01/10/2019	04/10/2019		(6,508)	(6,553)
RTA	3.260	10/25/2018	04/25/2019		(2,036)	(2,065)
	3.663	02/21/2019	05/21/2019		(11,940)	(11,987)
	3.682	03/27/2019	09/23/2019		(18,960)	(18,970)
	3.726	03/25/2019	09/25/2019		(3,834)	(3,837)
	3.773	01/16/2019	04/16/2019		(4,168)	(4,201)
	3.842	11/07/2018	05/07/2019		(21,955)	(22,295)
	3.855	11/14/2018	05/14/2019		(26,202)	(26,589)
	4.444	10/31/2017	TBD(3)		(1,710)	(1,723)
SBI	3.671	01/24/2019	04/24/2019		(1,768)	(1,780)
	3.743	02/14/2019	08/14/2019		(21,425)	(21,527)
SOG	(0.050)	02/28/2019	05/28/2019	EUR	(23,879)	(26,786)
	2.950	03/06/2019	06/06/2019		$(2,123)	(2,127)
	3.180	03/05/2019	06/05/2019		(8,684)	(8,705)
	3.180	03/07/2019	06/07/2019		(5,380)	(5,392)
	3.180	03/14/2019	06/14/2019		(648)	(649)
	3.300	02/15/2019	05/15/2019		(4,479)	(4,497)
	3.300	02/19/2019	05/20/2019		(6,241)	(6,264)
	3.310	01/04/2019	04/04/2019		(13,618)	(13,727)
	3.310	03/15/2019	04/04/2019		(170)	(170)
	3.330	01/25/2019	04/25/2019		(24,908)	(25,060)
	3.561	03/14/2019	06/14/2019		(12,149)	(12,171)
	3.633	02/19/2019	05/20/2019		(7,436)	(7,467)
	3.643	02/13/2019	05/13/2019		(9,026)	(9,069)
	3.644	02/14/2019	05/14/2019		(31,017)	(31,161)
	3.647	02/08/2019	05/08/2019		(20,988)	(21,099)
	3.711	01/18/2019	04/17/2019		(2,135)	(2,151)
UBS	(0.250)	02/15/2019	05/15/2019	EUR	(308)	(345)
	(0.250)	02/22/2019	05/22/2019		(1,073)	(1,203)
	(0.250)	03/08/2019	06/10/2019		(4,280)	(4,800)
	1.000	01/14/2019	04/15/2019	GBP	(1,334)	(1,741)
	1.050	02/04/2019	05/07/2019		(2,189)	(2,856)
	1.725	01/28/2019	04/29/2019		(8,309)	(10,855)
	2.790	03/13/2019	06/13/2019		$(775)	(776)
	3.000	02/21/2019	TBD(3)		(3,681)	(3,693)
	3.040	03/13/2019	06/13/2019		(475)	(476)
	3.060	03/12/2019	06/12/2019		(33,038)	(33,094)
	3.060	03/27/2019	06/12/2019		(412)	(412)
	3.080	03/19/2019	06/19/2019		(19,916)	(19,938)
	3.110	02/21/2019	05/21/2019		(949)	(952)
	3.130	02/19/2019	05/20/2019		(9,366)	(9,399)
	3.150	03/04/2019	06/04/2019		(5,112)	(5,125)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

	3.160	03/12/2019	06/12/2019	(1,447)	(1,450)
	3.160	03/14/2019	06/14/2019	(4,156)	(4,163)
	3.180	03/19/2019	06/19/2019	(4,792)	(4,797)
	3.210	01/25/2019	04/25/2019	(1,753)	(1,763)
	3.210	02/21/2019	05/21/2019	(349)	(350)
	3.230	02/20/2019	05/20/2019	(3,122)	(3,133)
	3.250	01/04/2019	04/04/2019	(2,671)	(2,692)
	3.250	01/11/2019	04/11/2019	(1,362)	(1,372)
	3.260	02/21/2019	05/21/2019	(1,232)	(1,236)
	3.310	01/25/2019	04/25/2019	(1,367)	(1,375)
	3.330	02/04/2019	05/06/2019	(9,766)	(9,817)
	3.350	01/04/2019	04/04/2019	(1,408)	(1,419)
	3.710	01/25/2019	04/25/2019	(1,335)	(1,344)
Total Reverse Repurchase Agreements					$(1,066,154)

(k)	Securities with an aggregate market value of $1,341,465 and cash of $570 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(986,695) at a weighted average interest rate of 3.119%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	13.021%	$14,700	$(505)	$(756)	$(1,261)	$54	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	18.651	1,200	(162)	(183)	(345)	7	0

General Electric Co.	1.000	Quarterly	12/20/2020	0.274	700	(18)	27	9	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	2,700	(148)	159	11	2	0
						$(833)	$(753)	$(1,586)	$63	$(1)

INTEREST RATE SWAPS

									Variation Margin(5)
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2023	$177,200	$3,327	$(6,903)	$(3,576)	$0	$(378)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	303,000	7,433	(19,293)	(11,860)	0	(731)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	91,250	1,071	285	1,356	0	(229)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	130,500	3,794	2,846	6,640	0	(334)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036	19,800	(1,952)	2,031	79	46	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043	34,100	(114)	(781)	(895)	83	0
Receive	3-Month USD-LIBOR	3.750	Semi-Annual	06/18/2044	12,200	(2,516)	(256)	(2,772)	36	0
Receive	3-Month USD-LIBOR	3.500	Semi-Annual	12/17/2044	44,200	(6,956)	(1,049)	(8,005)	128	0
Receive	3-Month USD-LIBOR	3.250	Semi-Annual	06/17/2045	45,600	(3,730)	(2,362)	(6,092)	129	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	3,800	(52)	(90)	(142)	12	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	3,100	287	(231)	56	9	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	119,800	1,852	(12,636)	(10,784)	472	0
	6-Month EUR-
Receive	EURIBOR	1.000	Annual	06/19/2029 EUR	1,200	(3)	(63)	(66)	5	0
	6-Month EUR-
Receive	EURIBOR	0.750	Annual	09/18/2029	20,400	(180)	(280)	(460)	87	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029 GBP	89,870	(652)	(2,336)	(2,988)	12	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049	2,600	42	(162)	(120)	20	0
						$1,651	$(41,280)	$(39,629)	$1,039	$(1,672)
Total Swap Agreements						$818	$(42,033)	$(41,215)	$1,102	$(1,673)

(m)	Securities with an aggregate market value of $4,037 and cash of $27,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(196) for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability
BOA	04/2019		$1,140	ARS	46,834	$0	$(88)
	04/2019		72,142	EUR	64,100	0	(238)
	05/2019	EUR	64,100		$72,330	237	0
BPS	04/2019	ARS	72,069		1,713	51	0
	04/2019		$1,745	ARS	76,510	24	(6)
	05/2019	ARS	72,069		$1,553	0	(30)
	05/2019		$25	ARS	1,087	0	(1)
BRC	04/2019	MXN	307,220		$16,152	357	0
	05/2019		$16,077	MXN	307,220	0	(358)
CBK	04/2019	BRL	18,708		$4,801	23	0
	04/2019	EUR	235		264	0	0
	04/2019	GBP	117,209		154,374	1,716	0
	04/2019		$4,840	BRL	18,708	0	(62)
	04/2019		1,768	EUR	1,566	0	(11)
	04/2019		4,573	GBP	3,470	0	(53)
	04/2019		15,916	MXN	307,220	0	(122)
	05/2019	BRL	18,708		$4,832	63	0
FBF	04/2019	ARS	126,928		3,197	270	0
	04/2019		$2,929	ARS	126,928	0	(2)
GLM	04/2019	ARS	226,566		$5,455	230	0
	04/2019		$5,245	ARS	226,566	0	(20)
	05/2019		4,060	RUB	269,510	20	0
HUS	04/2019	ARS	2,427		$57	1	0
	04/2019	PEN	7,631		2,290	0	(8)
	04/2019		$422	ARS	19,045	4	0
	05/2019		1,616		70,284	0	(82)
JPM	04/2019	EUR	65,431		$74,688	1,290	0
	04/2019	GBP	1,629		2,149	27	0
NGF	04/2019	ARS	324,161		7,481	6	0
	04/2019		$7,464	ARS	324,161	12	0
	05/2019	ARS	324,161		$7,089	0	(32)
SCX	04/2019	BRL	18,708		4,996	218	0
	04/2019		$4,801	BRL	18,708	0	(23)
	04/2019		152,734	GBP	115,368	0	(2,473)
	05/2019	GBP	115,368		$152,965	2,470	0
UAG	04/2019		$12,490	RUB	829,268	122	0
Total Forward Foreign Currency Contracts						$7,141	$(3,609)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
					Implied
					Credit Spread at			Unrealized
		Fixed	Payment	Maturity	March 31,	Notional	Premiums	Appreciation/
Counterparty Reference Entity		Receive Rate	Frequency	Date	2019(2)	Amount(3)	Paid/(Received)	(Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	0.877%	$4,600	$(1,243)	$1,257	$14	$0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.116	100	(16)	16	0	0
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.877	800	(218)	220	2	0
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.877	3,931	(1,070)	1,082	12	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.116	500	(78)	76	0	(2)
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.693	240	(34)	35	1	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.877	7,200	(1,968)	1,990	22	0
							$(4,627)	$4,676	$51	$(2)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
							Unrealized
		Fixed	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Index/Tranches	Receive Rate	Frequency	Date	Amount(3)	Paid/(Received)	(Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$2,700	$(178)	$(163)	$0	$(341)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,500	(439)	230	0	(209)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	26,674	(23,707)	16,243	0	(7,464)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	6	0	(5)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	400	(48)	(3)	0	(51)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	600	(55)	28	0	(27)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,500	(234)	132	0	(102)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	5,400	(275)	158	0	(117)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,200	(294)	(216)	0	(510)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,600	(361)	(473)	0	(834)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,700	(839)	440	0	(399)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	700	(85)	48	0	(37)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(117)	(161)	0	(278)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,900	(482)	249	0	(233)
						$(27,125)	$16,518	$0	$(10,607)
Total Swap Agreements						$(31,752)	$21,194	$51	$(10,609)

(o)	Securities with an aggregate market value of $10,755 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$89,852	$45,562	$135,414
Corporate Bonds & Notes
Banking & Finance	0	247,497	9,978	257,475
Industrials	0	251,245	784	252,029
Utilities	0	93,272	0	93,272
Convertible Bonds & Notes
Industrials	0	6,257	0	6,257
Municipal Bonds & Notes
Illinois	0	2,129	0	2,129
Texas	0	102	0	102
West Virginia	0	6,027	0	6,027
U.S. Government Agencies	0	63,904	0	63,904
Non-Agency Mortgage-Backed Securities	0	958,553	13,189	971,742
Asset-Backed Securities	0	585,126	28,103	613,229
Sovereign Issues	0	69,613	0	69,613
Common Stocks
Consumer Discretionary	11,166	0	0	11,166
Energy	0	0	1,970	1,970
Financials	0	0	1,013	1,013
Utilities	48	131	5,136	5,315
Preferred Securities
Banking & Finance	0	21,813	0	21,813
Real Estate Investment Trusts
Real Estate	13,010	0	0	13,010
Short-Term Instruments
Repurchase Agreements	0	68,159	0	68,159
Argentina Treasury Bills	0	2,931	0	2,931
U.S. Treasury Bills	0	16,016	0	16,016

Total Investments	$24,224	$2,482,627	$105,735	$2,612,586

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,102	0	1,102
Over the counter	0	7,192	0	7,192

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2019 (Unaudited)

	$0	$8,294	$0	$8,294
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,673)	0	(1,673)
Over the counter	0	(14,218)	0	(14,218)

	$0	$(15,891)	$0	$(15,891)

Total Financial Derivative Instruments	$0	$(7,597)	$0	$(7,597)

Totals	$24,224	$2,475,030	$105,735	$2,604,989

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$16,305	$30,255	$(6,129)	$(3)	$(221)	$(501)	$5,856	$0	$45,562	$(443)
Corporate Bonds & Notes Banking & Finance	20,271	0	(9,700)	0	42	(635)	0	0	9,978	(611)
Industrials	764	0	(5)	2	0	23	0	0	784	24
Non-Agency Mortgage-Backed Securities	23,705	0	(1,884)	9	125	(62)	0	(8,704)	13,189	(254)
Asset-Backed Securities	40,927	10,738	(7,500)	234	0	(5,788)	0	(10,508)	28,103	(4,616)
Common Stocks Energy	4,077	0	(131)	0	74	(2,050)	0	0	1,970	(1,518)
Financials	1,049	0	0	0	0	(36)	0	0	1,013	(35)
Utilities	4,147	0	0	0	0	989	0	0	5,136	989
Totals	$111,245	$40,993	$(25,349)	$242	$20	$(8,060)	$5,856	$(19,212)	$105,735	$(6,464)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance				Input Value(s)
Category and Subcategory	at 03/31/2019	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	5,547	Discounted Cash Flow	Discount Rate		7.750
	201	Proxy Pricing	Base Price		100.212
	39,814	Third Party Vendor	Broker Quote		94.750 - 101.000
Corporate Bonds & Notes
Banking & Finance	9,978	Reference Instrument	Option Adjusted Spread		642.930 bps
Industrials	2	Proxy Pricing	Base Price		0.069
	782	Reference Instrument	Yield		9.870
Non-Agency Mortgage-Backed Securities	4,538	Proxy Pricing	Base Price		3.375 - 99.375
	8,651	Third Party Vendor	Broker Quote		91.320 - 92.710
Asset-Backed Securities	28,103	Proxy Pricing	Base Price		2.453 - 106,117.280
Common Stocks
Energy	53	Other Valuation Techniques(2)	—		—
	1,917	Market Based Liquidity Discount	Liquidity Discount		23.400
Financials	1,013	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Utilities	5,136	Indicative Market Quotation	Broker Quote		39.250
Total	$105,735

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company, was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.4% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non- U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

March 31, 2019 (Unaudited)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
CFR	Credit Suisse Securities (Europe) Ltd.	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CIW	CIBC World Markets Corp.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index
ARLLMONP	Argentina Blended Policy Rate	BP0003M	3 Month GBP-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
Interest rate to be determined when loan
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	settles or at the time of funding
CBO	Collateralized Bond Obligation	REMIC	Real Estate Mortgage Investment Conduit